Acquisitions - Sunrise Oil Sands Partnership, Summary of Goodwill (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill	$ 2,923	$ 2,923		$ 3,473
Sunrise Oil Sands Partnership
Disclosure of detailed information about business combination [line items]
Total Purchase Consideration			$ 1,034
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo			1,559
Total Identifiable Net Assets			(2,593)
Goodwill			$ 0